Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net
10.	Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2019	2020
	US$	US$
Warehouse equipment	983,218	1,046,300
Furniture and office equipment	885,327	891,970
Leasehold improvements	614,302	656,792
Total	2,482,847	2,595,062
Less: Accumulated depreciation	(1,053,868)	(1,628,553)
Property and equipment, net	1,428,979	966,509

Depreciation recognized for the years ended December 31, 2018, 2019 and 2020 were US$ 185,969, US$ 559,063 and US$ 580,322, respectively.